Revenues and geographic information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 54,532	$ 50,317	$ 44,635
Sales to discontinued operations			805
Net sales from continuing operations	$ 54,532	$ 50,317	$ 45,440